Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Inventories
Inventories	$ 249,108	¥ 1,712,740	¥ 1,189,885
Domestic Bank | Collateral Pledged
Inventories
Inventories			¥ 250,889